INCOME TAXES (Details - Reconcilation of provision) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Expected federal statutory income tax provision/rate	$ (2,284,257)	$ (2,965,619)
Expected federal statutory income tax provision, rate	(21.00%)	(21.00%)
State income taxes, net of federal benefit	$ (58,863)	$ (1,392,351)
State income taxes, net of federal benefit, rate	(0.50%)	(9.00%)
Other	$ (112,379)	$ 0
Other, rate	(1.00%)	0.00%
Income tax benefit at statutory rate	$ (2,455,499)	$ (4,357,970)
Income tax benefit at statutory rate, rate	(22.60%)	(30.00%)
Change in valuation allowance	$ 2,455,499	$ 4,357,970
Income tax benefit at statutory rate, rate	22.60%	30.00%
Effective income tax rate reconciliation	$ 0	$ 0
Effective income tax rate reconciliation, rate	0.00%	0.00%